PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

NOTE 5 – PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	As of December 31,
	2023	2022
At cost:
Leasehold improvements	$37,159	$36,986
Furniture and fixtures	8,310	8,272
Equipment	40,135	37,344
	85,604	82,602
Less: accumulated depreciation	(65,995)	(55,479)
Total	$19,609	$27,123

Depreciation expense for the years ended December 31, 2023, 2022 and 2021 was $11,032, $7,610 and $4,997, respectively.